Earnings/(loss) per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and diluted net income/(loss) available to common stockholders of Navigator Holdings Ltd	$ 82,255	$ 53,473	$ (30,964)
Basic weighted average number of shares (in shares)	74,096,284	77,234,830	64,669,567
Effect of dilutive potential share options (in shares)	511,165	323,664	0
Diluted (in shares)	74,607,449	77,558,494	64,669,567
Potential dilutive shares excluded computation of earnings per share (in shares)			33,176